UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07537

Name of Fund:	Royce Capital Fund
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:

John E. Denneen, Esq.

Royce & Associates, LP

745 Fifth Avenue

New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2018

Date of reporting period: 3/31/2018

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
MARCH 31, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.9%

Consumer Discretionary – 14.4%
Auto Components - 3.4%
Fox Factory Holding [1]	33,800	$1,179,620
Standard Motor Products	33,100	1,574,567
Stoneridge [1]	78,800	2,174,880
Unique Fabricating	153,300	1,293,852

		6,222,919

Hotels, Restaurants & Leisure - 1.5%
Del Taco Restaurants [1]	108,400	1,123,024
Red Lion Hotels [1]	160,000	1,560,000

		2,683,024

Household Durables - 1.3%
AV Homes [1]	70,000	1,298,500
Cavco Industries [1]	6,704	1,164,820

		2,463,320

Internet & Direct Marketing Retail - 0.4%
Gaia Cl. A [1]	47,300	733,150

Leisure Products - 1.6%
MCBC Holdings [1]	64,517	1,625,829
Nautilus [1]	103,200	1,388,040

		3,013,869

Media - 0.9%
New Media Investment Group	95,000	1,628,300

Specialty Retail - 4.0%
Build-A-Bear Workshop [1]	132,500	1,212,375
Citi Trends	68,286	2,110,720
Haverty Furniture	66,300	1,335,945
Kirkland’s [1]	103,000	998,070
Shoe Carnival	76,400	1,818,320

		7,475,430

Textiles, Apparel & Luxury Goods - 1.3%
Culp	30,649	936,327
Vera Bradley [1]	129,300	1,371,873

		2,308,200

Total		26,528,212

Consumer Staples – 1.8%
Beverages - 0.6%
Primo Water [1]	93,600	1,096,056

Food Products - 1.2%
Farmer Bros. [1]	35,100	1,060,020
John B. Sanfilippo & Son	20,400	1,180,548

		2,240,568

Total		3,336,624

Energy – 5.8%
Energy Equipment & Services - 4.4%
Basic Energy Services [1]	54,500	786,980
Gulf Island Fabrication	92,634	657,701
Independence Contract Drilling [1]	301,400	1,139,292
Natural Gas Services Group [1]	57,000	1,359,450
Newpark Resources [1]	166,400	1,347,840
Profire Energy [1]	572,829	1,563,823
Total Energy Services	117,200	1,250,825

		8,105,911

Oil, Gas & Consumable Fuels - 1.4%
Ardmore Shipping [1]	205,800	1,564,080
Panhandle Oil and Gas Cl. A	53,800	1,038,340

		2,602,420

Total		10,708,331

Financials – 15.7%
Banks - 6.3%
Allegiance Bancshares [1]	30,200	1,182,330
Blue Hills Bancorp	76,400	1,592,940
Brookline Bancorp	64,200	1,040,040
Caribbean Investment Holdings [1]	1,751,547	491,593
County Bancorp	50,200	1,466,342
First Connecticut Bancorp	39,600	1,013,760
HarborOne Bancorp [1]	77,200	1,363,352
Midway Investments [1,2]	1,751,577	0
Stewardship Financial	92,000	1,030,400
TriState Capital Holdings [1]	51,772	1,203,699
Two River Bancorp	69,100	1,247,255

		11,631,711

Capital Markets - 4.2%
B. Riley Financial	42,900	836,550
Canaccord Genuity Group	298,500	1,605,623
GAIN Capital Holdings	141,600	955,800
Gluskin Sheff + Associates	117,300	1,327,461
Silvercrest Asset Management Group Cl. A	103,900	1,579,280
Westwood Holdings Group	25,727	1,453,318

		7,758,032

Diversified Financial Services - 0.2%
Waterloo Investment Holdings [1,2]	1,302,000	390,600

Insurance - 0.7%
Atlas Financial Holdings [1]	46,600	482,310
Blue Capital Reinsurance Holdings	75,292	918,562

		1,400,872

Thrifts & Mortgage Finance - 4.3%
Beneficial Bancorp	58,240	905,632
Federal Agricultural Mortgage	19,100	1,662,082
Meridian Bancorp	55,300	1,114,295
PCSB Financial [1]	67,600	1,418,248
Territorial Bancorp	45,900	1,361,394
Western New England Bancorp	135,954	1,447,910

		7,909,561

Total		29,090,776

Health Care – 9.4%
Biotechnology - 2.2%
BioSpecifics Technologies [1]	31,500	1,396,710
Progenics Pharmaceuticals [1]	173,800	1,296,548
Zealand Pharma [1]	86,058	1,329,761

		4,023,019

Health Care Equipment & Supplies - 4.2%
AtriCure [1]	84,600	1,735,992
Chembio Diagnostics [1]	86,300	690,400
CryoLife [1]	89,889	1,802,275
OrthoPediatrics Corporation [1]	35,600	536,136
Surmodics [1]	38,078	1,448,868
Tactile Systems Technology [1,3]	50,300	1,599,540

		7,813,211

Life Sciences Tools & Services - 1.4%
Harvard Bioscience [1]	319,068	1,595,340
NeoGenomics [1,3]	99,400	811,104
Quanterix Corporation [1]	12,500	213,000

		2,619,444

Pharmaceuticals - 1.6%
BioDelivery Sciences International [1]	357,700	804,825
Corium International [1,3]	118,700	1,361,489
Paratek Pharmaceuticals [1]	61,800	803,400
Synergetics USA (Rights) [1,2]	246,900	0

		2,969,714

Total		17,425,388

Industrials – 21.0%
Aerospace & Defense - 1.5%
Astronics Corporation [1]	28,545	1,064,729
CPI Aerostructures [1]	174,344	1,699,854

		2,764,583

Commercial Services & Supplies - 1.8%
Acme United	45,065	939,154
Heritage-Crystal Clean [1]	48,834	1,150,041
Viad Corporation	24,100	1,264,045

		3,353,240

Construction & Engineering - 0.8%
Northwest Pipe [1]	84,700	1,465,310

Electrical Equipment - 1.9%
American Superconducter [1,3]	169,500	986,490
Encore Wire	33,400	1,893,780
LSI Industries	85,013	689,455

		3,569,725

Industrial Conglomerates - 0.6%
Raven Industries	32,900	1,153,145

Machinery - 7.8%
Alimak Group	84,600	1,287,692
Exco Technologies	156,700	1,105,603
FreightCar America [1]	79,691	1,067,859
Global Brass and Copper Holdings	39,900	1,334,655
Graham Corporation	66,720	1,429,142
Greenbrier Companies (The)	21,600	1,085,400
Kadant	17,831	1,685,029
Kornit Digital [1,3]	93,600	1,207,440
Lindsay Corporation	16,700	1,527,048
Lydall [1]	33,300	1,606,725
Sun Hydraulics	21,100	1,130,116

		14,466,709

Marine - 0.9%
Clarkson	38,100	1,615,519

Professional Services - 4.7%
CRA International	25,906	1,354,625
GP Strategies [1]	54,408	1,232,341
Heidrick & Struggles International	59,900	1,871,875
Kforce	51,800	1,401,190
Navigant Consulting [1]	60,100	1,156,324
Resources Connection	103,954	1,684,055

		8,700,410

Road & Rail - 1.0%
Marten Transport	78,841	1,797,575

Total		38,886,216

Information Technology – 18.9%
Communications Equipment - 0.8%
Digi International [1]	76,700	790,010
EMCORE Corporation [1]	134,300	765,510

		1,555,520

Electronic Equipment, Instruments & Components - 5.2%
Airgain [1,3]	63,500	491,490
CUI Global [1]	298,762	776,781
ePlus [1]	14,692	1,141,569
Fabrinet [1]	45,569	1,429,955
Mesa Laboratories	8,600	1,276,584
Novanta [1]	25,100	1,308,965
PC Connection	61,200	1,530,000
Vishay Precision Group [1]	55,400	1,725,710

		9,681,054

Internet Software & Services - 1.6%
Amber Road [1]	143,300	1,275,370
QuinStreet [1]	128,300	1,638,391

		2,913,761

IT Services - 1.4%
Cass Information Systems	23,540	1,400,865
Computer Task Group [1]	137,342	1,124,831

		2,525,696

Semiconductors & Semiconductor Equipment - 5.9%
Brooks Automation	41,000	1,110,280
Everspin Technologies [1]	92,500	698,375
Nanometrics [1]	52,700	1,417,630
NeoPhotonics Corporation [1]	218,600	1,497,410
Photronics [1]	182,600	1,506,450
Rudolph Technologies [1]	56,893	1,575,936
Silicon Motion Technology ADR	26,900	1,294,428
Ultra Clean Holdings [1]	62,000	1,193,500
Xcerra Corporation [1]	53,500	623,275

		10,917,284

Software - 2.9%
Attunity [1]	205,200	1,539,000
Computer Modelling Group	121,100	873,225
QAD Cl. A	52,600	2,190,790
SeaChange International [1]	293,700	795,927

		5,398,942

Technology Hardware, Storage & Peripherals - 1.1%
AstroNova	24,400	378,200
Intevac [1]	123,500	852,150
Super Micro Computer [1]	45,511	773,687

		2,004,037

Total		34,996,294

Materials – 4.9%
Chemicals - 1.9%
FutureFuel Corporation	71,200	853,688
Quaker Chemical	7,588	1,124,010
Trecora Resources [1]	116,100	1,578,960

		3,556,658

Construction Materials - 0.5%
U.S. Concrete [1]	16,600	1,002,640

Metals & Mining - 2.5%
Haynes International	44,670	1,657,704
Major Drilling Group International [1]	233,700	1,208,089
McEwen Mining	221,296	460,296
Schnitzer Steel Industries Cl. A	37,500	1,213,125

		4,539,214

Total		9,098,512

Real Estate – 2.4%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Community Healthcare Trust	53,100	1,366,794

Real Estate Management & Development - 1.6%
FRP Holdings [1]	23,440	1,312,640
Marcus & Millichap [1]	46,000	1,658,760

		2,971,400

Total		4,338,194

Telecommunication Services – 0.6%
Diversified Telecommunication Services - 0.6%
ORBCOMM [1]	117,500	1,100,975

Total		1,100,975

TOTAL COMMON STOCKS
(Cost $140,172,459)		175,509,522

REPURCHASE AGREEMENT – 5.1%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $9,364,291 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/5/22, valued at $9,555,762)
(Cost $9,364,000)		9,364,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.7%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-1.5219%)
(Cost $3,171,715)		3,171,715

TOTAL INVESTMENTS – 101.7%
(Cost $152,708,174)		188,045,237

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.7)%		(3,167,372)

NET ASSETS – 100.0%		$184,877,865

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
MARCH 31, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.3%

Consumer Discretionary – 15.3%
Auto Components - 3.0%
Gentex Corporation	301,616	$6,943,200
Stoneridge [1]	251,663	6,945,899

		13,889,099

Automobiles - 0.7%
Thor Industries	26,600	3,063,522

Hotels, Restaurants & Leisure - 0.5%
Cheesecake Factory	46,815	2,257,420

Household Durables - 3.2%
Bassett Furniture Industries	120,915	3,669,770
Flexsteel Industries	105,743	4,185,308
La-Z-Boy	237,986	7,127,681

		14,982,759

Media - 1.5%
Saga Communications Cl. A	192,885	7,184,966

Specialty Retail - 5.4%
American Eagle Outfitters	462,865	9,224,899
DSW Cl. A	341,093	7,660,949
Shoe Carnival	348,621	8,297,180

		25,183,028

Textiles, Apparel & Luxury Goods - 1.0%
Steven Madden	109,471	4,805,777

Total		71,366,571

Consumer Staples – 2.1%
Food & Staples Retailing - 2.1%
Village Super Market Cl. A	373,579	9,851,278

Total		9,851,278

Energy – 2.7%
Energy Equipment & Services - 2.7%
Helmerich & Payne	82,700	5,504,512
Unit Corporation [1]	350,513	6,926,137

Total		12,430,649

Financials – 21.8%
Banks - 9.4%
Ames National	131,080	3,604,700
Bar Harbor Bankshares	27,819	771,143
Camden National	156,382	6,958,999
City Holding Company	66,267	4,543,265
CNB Financial	182,326	5,303,863
Codorus Valley Bancorp	52,201	1,467,892
Landmark Bancorp	37,694	1,093,126
MidWestOne Financial Group	210,535	7,008,710
National Bankshares	133,941	6,034,042
Northrim BanCorp	140,681	4,860,529
Unity Bancorp	98,103	2,158,266

		43,804,535

Capital Markets - 4.3%
Federated Investors Cl. B	270,786	9,044,253
Houlihan Lokey Cl. A	95,769	4,271,297
Moelis & Company Cl. A	129,220	6,570,837

		19,886,387

Diversified Financial Services - 0.1%
FGL Holdings [1,3]	71,800	728,770

Insurance - 3.2%
James River Group Holdings	202,962	7,199,062
Kingstone Companies	113,188	1,901,559
Reinsurance Group of America	37,236	5,734,344

		14,834,965

Thrifts & Mortgage Finance - 4.8%
Genworth MI Canada	348,650	11,095,316
Southern Missouri Bancorp	36,600	1,339,560
Timberland Bancorp	100,968	3,069,427
TrustCo Bank Corp. NY	796,702	6,732,132

		22,236,435

Total		101,491,092

Health Care – 1.9%
Health Care Providers & Services - 1.9%
AMN Healthcare Services [1,3]	77,963	4,424,400
Ensign Group (The)	169,720	4,463,636

Total		8,888,036

Industrials – 23.1%
Airlines - 5.0%
Allegiant Travel	30,500	5,262,775
Hawaiian Holdings	220,355	8,527,739
Spirit Airlines [1,3]	250,153	9,450,780

		23,241,294

Building Products - 2.0%
American Woodmark [1]	28,241	2,780,326
Apogee Enterprises	154,971	6,717,993

		9,498,319

Commercial Services & Supplies - 2.8%
Herman Miller	197,853	6,321,403
Kimball International Cl. B	404,547	6,893,481

		13,214,884

Construction & Engineering - 0.5%
Comfort Systems USA	55,969	2,308,721

Electrical Equipment - 1.5%
EnerSys	101,700	7,054,929

Machinery - 5.4%
Alamo Group	20,442	2,246,576
Blue Bird [1]	93,624	2,218,889
Federal Signal	104,045	2,291,071
Miller Industries	337,372	8,434,300
Wabash National	472,198	9,826,440

		25,017,276

Professional Services - 4.5%
Heidrick & Struggles International	194,920	6,091,250
Kforce	70,500	1,907,025
Korn/Ferry International	88,872	4,584,906
Robert Half International	78,200	4,526,998
TrueBlue [1]	160,371	4,153,609

		21,263,788

Road & Rail - 1.4%
Old Dominion Freight Line	15,704	2,308,017
Saia [1]	30,461	2,289,144
Werner Enterprises	47,961	1,750,577

		6,347,738

Total		107,946,949

Information Technology – 25.3%
Communications Equipment - 0.4%
NETGEAR [1,3]	34,271	1,960,301

Electronic Equipment, Instruments & Components - 16.4%
Benchmark Electronics	241,935	7,221,760
Celestica [1]	996,472	10,313,485
Electro Scientific Industries [1]	227,009	4,388,084
Fabrinet [1]	357,660	11,223,371
Insight Enterprises [1]	301,278	10,523,641
Methode Electronics	177,103	6,924,727
PC Connection	415,077	10,376,925
Sanmina Corporation [1]	165,236	4,320,921
Vishay Intertechnology	599,599	11,152,541

		76,445,455

IT Services - 1.3%
Convergys Corporation	280,700	6,349,434

Semiconductors & Semiconductor Equipment - 5.7%
Cohu	85,415	1,948,316
Kulicke & Soffa Industries [1]	452,426	11,315,175
MKS Instruments	38,391	4,439,919
Silicon Motion Technology ADR	104,800	5,042,976
Xcerra Corporation [1]	320,200	3,730,330

		26,476,716

Technology Hardware, Storage & Peripherals - 1.5%
Super Micro Computer [1]	409,752	6,965,784

Total		118,197,690

Real Estate – 1.5%
Real Estate Management & Development - 1.5%
Marcus & Millichap [1]	191,486	6,904,985

Total		6,904,985

Utilities – 0.6%
Gas Utilities - 0.6%
Star Group L.P.	286,278	2,676,699

Total		2,676,699

TOTAL COMMON STOCKS
(Cost $375,785,721)		439,753,949

REPURCHASE AGREEMENT – 6.0%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $27,821,866 (collateralized
by obligations of various U.S. Government
Agencies, 0.125% due 7/15/22, valued at $28,381,908)
(Cost $27,821,000)		27,821,000

TOTAL INVESTMENTS – 100.3%
(Cost $403,606,721)		467,574,949

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(1,325,306)

NET ASSETS – 100.0%		$466,249,643

[1]	Non-income producing.
[2]
Securities for which market quotations are not readily available represent 0.2% of net assets for Royce Micro-Cap Portfolio. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[3]	All or a portion of these securities were on loan at March 31, 2018.

Tax Information:
At March 31, 2018, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

Net Unrealized
		Appreciation	Gross Unrealized

	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$ 152,741,317	$ 35,303,920	$ 50,164,438	$ 14,860,518
Small-Cap Portfolio	405,393,436	62,181,513	76,310,450	14,128,937

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedules of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2018. For a detailed breakout of common stocks by sector classification, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total

Micro-Cap Portfolio
Common Stocks	$170,394,358	$4,724,564	$390,600	$175,509,522
Cash Equivalents	3,171,715	9,364,000	–	12,535,715
Small-Cap Portfolio
Common Stocks	439,753,949	–	–	439,753,949
Cash Equivalents	–	27,821,000	–	27,821,000

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Funds recognize transfers between levels as of the end of the reporting period. For the three months ended March 31, 2018, securities valued at $491,592 were transferred from Level 1 to Level 2 for Royce Micro-Cap Portfolio within the fair value hierarchy.

Level 3 Reconciliation:

	Balance as of 12/31/17	Purchases	Unrealized Gain (Loss)	Balance as of 3/31/18

Micro-Cap Portfolio
Common Stocks	$390,600	$ –	$ –	$390,600

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	3/31/18	Technique(s)	Input(s)	Range Average	Input[1]

Micro-Cap Portfolio
		Discounted Present Value	Liquidity
Common Stocks	$390,600	Balance Sheet Analysis	Discount	30%-40%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at March 31, 2018 are overnight and continuous.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian, as well as non-cash collateral which includes short and long-term U.S. Treasuries. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce. The market value of non-cash collateral held by the Funds at March 31, 2018 was $3,102,165 for Micro-Cap Portfolio and $12,530,709 for Small-Cap Portfolio.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund

By:

/s/ Christopher D. Clark

Christopher D. Clark

President, Royce Capital Fund

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark

President, Royce Capital Fund

Date: May 29, 2018

By:

/s/ Peter K. Hoglund

Peter K. Hoglund

Treasurer, Royce Capital Fund

Date: May 29, 2018